Accounts Receivables	12 Months Ended
Dec. 31, 2024
Accounts Receivables
Accounts Receivables

4. Accounts Receivables

4.1 Accounts receivable consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivables	26,082,307	34,550,465	4,733,394
Allowance for credit losses	(205,489)	(274,956)	(37,669)
Accounts receivables, net	25,876,818	34,275,509	4,695,725

4.2 Movements of allowance for accounts receivable for the years ended December 31,2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at the beginning of the year	—	205,489	28,152
Additions	205,489	69,467	9,517
Balance at the end of the year	205,489	274,956	37,669